Research and Development incentives receivables - Current and non-current (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	€ 73,443	€ 64,001	€ 54,188
Current R&D incentives receivables	11,203	11,782	10,154
Total R&D incentives receivables	84,646	€ 75,783	€ 64,342
France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	28,859
Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	€ 44,583